Commitments and Contingencies (Narrative) (Details) kr in Millions, $ in Millions	9 Months Ended
	Dec. 31, 2025 SEK (kr)	Dec. 31, 2025 USD ($)	Dec. 31, 2025 USD ($)	Mar. 31, 2025 USD ($)
Other Commitments [Line Items]
Obligations to mining equipment			$ 109.4	$ 227.8
Input tax recovery obligations related to Swedish Tax Authority	kr 729.6	$ 79.2
Payment called by Swedish Tax Agency	kr 84.0		$ 9.4